DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Disclosure of Notional Amounts and Fair Values of Derivatives	The table below includes the notional amounts of transactions outstanding at the balance sheet date; they do not represent actual exposures.

						Group
	2025			2024
		Fair value			Fair value
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading:
Exchange rate contracts	10,555	86	131	14,570	250	158
Interest rate contracts	25,821	207	346	29,745	300	499
Inflation rate contracts	171	16	30	—	—	—
Equity and credit contracts	581	104	22	701	133	23
Total derivatives held for trading	37,128	413	529	45,016	683	680
Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	4,099	86	16	1,712	42	8
Interest rate contracts	169,125	564	478	146,385	1,056	477
Inflation rate contracts	1,850	69	—	—	—	—
	175,074	719	494	148,097	1,098	485
Designated as cash flow hedges:
Exchange rate contracts	18,343	500	378	21,535	698	266
Interest rate contracts	38,521	329	368	55,811	334	929
Inflation rate contracts	—	—	—	1,794	70	—
Equity derivative contracts	56	79	—	62	24	—
	56,920	908	746	79,202	1,126	1,195
Total derivatives held for hedging	231,994	1,627	1,240	227,299	2,224	1,680
Derivative netting[1]	—	(1,058)	(1,058)	—	(1,643)	(1,643)
Total derivatives	269,122	982	711	272,315	1,264	717
1Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was
£827m (2024: £489m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £23m (2024: £32m).

Disclosure of Analysis of the Notional and Fair Values of Derivatives by Trading and Settlement Method	The table below analyses the notional and fair values of derivatives by trading and settlement method.

	Notional
	Traded over the counter			Asset	Liability
	Settled by central counterparties	Not settled by central counterparties	Total	Traded over the counter	Traded over the counter
2025	£m	£m	£m	£m	£m
Exchange rate contracts	—	32,997	32,997	672	525
Interest rate contracts	219,306	14,161	233,467	42	134
Inflation rate contracts	2,021	—	2,021	85	30
Equity and credit contracts	—	637	637	183	22
	221,327	47,795	269,122	982	711

2024
Exchange rate contracts	—	37,817	37,817	990	432
Interest rate contracts	217,159	14,782	231,941	47	262
Inflation rate contracts	1,794	—	1,794	70	—
Equity and credit contracts	—	763	763	157	23
	218,953	53,362	272,315	1,264	717

Disclosure of Maturity Profile and Average Price/Rate of Hedging Instruments Used in Hedging Strategies	The following table sets out the maturity profile and average price/rate of the hedging instruments used in the Santander UK group’s hedging strategies:

							Group
2025	Hedging Instruments	≤1 month	>1 and ≤3 months	>3 and ≤12 months	>1 and ≤5 years	>5 years	Total
Fair value hedges:
Interest rate risk	Interest rate contracts - Nominal amount (£m)	12,649	10,884	60,550	75,716	3,581	163,380
	Average fixed interest rate - GBP	4.15%	4.70%	4.02%	3.54%	3.75%
	Average fixed interest rate - EUR	—	0.22%	—	0.62%	4.37%
	Average fixed interest rate - USD	—	—	—	4.09%	1.33%
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	12	13	199	3,086	789	4,099
	Interest rate contracts - Nominal amount (£m)	12	13	112	2,969	789	3,895
	Average GBP - EUR exchange rate	1.18	1.14	1.16	1.18	1.18
	Average GBP - USD exchange rate	—	—	1.25	1.35	1.29
	Average fixed interest rate - EUR	1.78%	3.25%	4.08%	3.51%	2.82%
	Average fixed interest rate - USD	—	—	4.99%	4.39%	4.36%
Inflation rate/Interest rate risk	Inflation derivative contracts - Nominal amount (£m)	—	—	—	—	1,850	1,850
	Interest rate contracts - Nominal amount (£m)	—	—	—	—	1,850	1,850
	Average fixed interest rate - GBP	—	—	—	—	5.00%
Cash flow hedges:
Interest rate risk	Interest rate contracts - Nominal amount (£m)	314	97	3,031	30,628	3,550	37,620
	Average fixed interest rate - GBP	4.37%	4.24%	3.34%	3.88%	4.48%
FX risk	Exchange rate contracts - Nominal amount (£m)	—	—	1,730	12,429	2,716	16,875
	Average GBP - CHF exchange rate	—	—	1.12	1.11	—
	Average GBP - EUR exchange rate	—	—	—	1.18	1.17
	Average GBP - USD exchange rate	—	—	1.33	1.27	1.37
Equity risk	Equity derivative contracts - Nominal amount (£m)	—	—	13	43	—	56
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	—	—	76	1,183	209	1,468
	Interest rate contracts - Nominal amount (£m)	—	—	—	743	158	901
	Average GBP - EUR exchange rate	—	—	1.17	1.20	—
	Average GBP - USD exchange rate	—	—	—	1.32	1.54
	Average fixed interest rate - GBP	—	—	2.96%	3.12%	4.76%

2024
Fair value hedges:
Interest rate risk	Interest rate contracts - Nominal amount (£m)	4,174	6,301	53,703	77,274	3,409	144,861
	Average fixed interest rate - GBP	3.75%	4.29%	4.50%	3.87%	3.65%
	Average fixed interest rate - EUR	0.20%	(0.35)%	(0.45)%	0.58%	4.37%
	Average fixed interest rate - USD	1.68%	1.53%	1.53%	5.76%	0.45%
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	—	88	128	1,018	478	1,712
	Interest rate contracts - Nominal amount (£m)	—	88	86	872	478	1,524
	Average GBP - EUR exchange rate	—	1.14	1.16	1.16	1.18
	Average GBP - USD exchange rate	—	—	—	1.32	1.28
	Average fixed interest rate - EUR	—	—	1.35%	3.30%	2.94%
	Average fixed interest rate - USD	—	—	—	4.83%	4.38%
Cash flow hedges:
Interest rate risk	Interest rate contracts - Nominal amount (£m)	4,420	3,475	12,354	28,895	3,587	52,731
	Average fixed interest rate - GBP	4.59%	4.07%	4.76%	3.71%	4.35%
FX risk	Exchange rate contracts - Nominal amount (£m)	258	792	4,927	10,976	1,306	18,259
	Interest rate contracts - Nominal amount (£m)	—	—	—	—	958	958
	Average GBP - JPY exchange rate	178.37	179.99	187.64	—	—
	Average GBP - CHF exchange rate	—	—	1.09	1.11	—
	Average GBP - CAD exchange rate	—	—	1.76	—	—
	Average GBP - EUR exchange rate	—	1.20	1.19	1.18	1.16
	Average GBP - USD exchange rate	—	—	1.24	1.30	1.39
Equity risk	Equity derivative contracts - Nominal amount (£m)	—	—	16	45	1	62
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	826	394	534	1,104	418	3,276
	Interest rate contracts - Nominal amount (£m)	826	—	327	799	170	2,122
	Average GBP - EUR exchange rate	1.12	1.37	1.16	1.21	1.18
	Average GBP - USD exchange rate	—	—	1.54	1.32	1.54
	Average fixed interest rate - GBP	1.48%	2.76%	3.20%	2.77%	4.89%
Inflation risk	Inflation derivative contracts - Nominal amount (£m)	—	—	—	—	1,794	1,794
	Average fixed interest rate - GBP	—	—	—	—	4.98%

Net Gains or Losses Arising From Hedges Included in Operating Income

			Group
	2025	2024	2023
	£m	£m	£m
Fair value hedging:
(Losses)/Gains on hedging instruments	(550)	199	(1,878)
Gains/(Losses) on hedged items attributable to hedged risks	523	(173)	1,893
Fair value hedging ineffectiveness	(27)	26	15
Cash flow hedging ineffectiveness	3	(4)	3
	(24)	22	18

Disclosure of Information about Hedging Ineffectiveness by Risk Category Explanatory	Hedge ineffectiveness can be analysed by risk category as follows:

									Group
			2025			2024			2023
	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value hedges:
Interest rate risk	(527)	498	(29)	173	(156)	17	(1,864)	1,874	10
Interest rate/FX risk	9	(7)	2	26	(17)	9	(14)	19	5
Inflation rate risk/Interest rate risk	(32)	32	—	—	—	—	—	—	—
	(550)	523	(27)	199	(173)	26	(1,878)	1,893	15

					Group
		Hedging Instruments		Recognised in income statement	Reclassified from reserves to income
	Income statement line item affected by reclassification	Change in FV	Recognised in OCI
		£m	£m	£m	£m
Cash flow hedges:
2025
Interest rate risk	Net interest income	469	(472)	(3)	(303)
FX risk	Net interest income/other operating income	(287)	294	7	(151)
Equity risk	Operating expenses	110	(105)	5	82
Interest rate/FX risk	Net interest income/other operating income	(65)	59	(6)	(89)
Inflation Risk	Net Interest Income	82	(82)	—	9
		309	(306)	3	(452)
2024
Interest rate risk	Net interest income	(769)	766	(3)	(484)
FX risk	Net interest income/other operating income	414	(405)	9	216
Equity risk	Operating expenses	9	(9)	—	11
Interest rate/FX risk	Net interest income/other operating income	(181)	171	(10)	(231)
Inflation Risk	Net Interest Income	71	(71)	—	3
		(456)	452	(4)	(485)
2023
Interest rate risk	Net interest income	449	(447)	2	(464)
FX risk	Net interest income/other operating income	(375)	377	2	(392)
Equity risk	Operating expenses	20	(20)	—	13
Interest rate/FX risk	Net interest income/other operating income	(238)	237	(1)	(388)
		(144)	147	3	(1,231)

Disclosure of Reconciliation by Risk Category of Components of Equity and Analysis of Other Comprehensive Income Items Resulting from Hedge Accounting Explanatory	The following table provides a reconciliation by risk category of components of equity and analysis of OCI items (before tax) resulting from hedge accounting.

		Group
	2025	2024
	£m	£m
Balance at 1 January	(444)	(477)
Effective portion of changes in fair value:
– Interest rate risk	472	(766)
– Foreign currency risk	(294)	405
– Equity risk	105	9
– Interest rate/foreign currency risk	(59)	(171)
– Inflation risk	82	71
	306	(452)
Income statement transfers:
– Interest rate risk	303	484
– Foreign currency risk	151	(216)
– Equity risk	(82)	(11)
– Interest rate/foreign currency risk	89	231
– Inflation risk	(9)	(3)
	452	485
Balance at 31 December	314	(444)

Disclosure of detailed information about hedging instruments	Santander UK hedges its exposures to various risks, including interest rate risk and foreign currency risk, as set out in the following table.

										Group
					2025					2024
		Accumulated FV hedge adjustments			Change in value to calculate hedge ineffectiveness		Accumulated FV hedge adjustments			Change in value to calculate hedge ineffectiveness
	Carrying value	Hedged item	Portfolio hedge of interest rate risks	Of which Discontinue d hedges		Carrying value	Hedged item	Portfolio hedge of interest rate risks	Of which Discontinued hedges
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate risk:
Loans and advances to customers	72,645	—	(75)	(24)	553	62,849	—	(731)	(290)	(156)
Other financial assets at amortised cost	2,104	(25)	(6)	(5)	21	1,667	(45)	(7)	(7)	(44)
Reverse repurchase agreements – non trading	8,802	—	2	—	2	6,423	—	(1)	—	(1)
Other financial assets at FVOCI	2,010	(87)	—	(74)	42	2,100	(131)	—	(95)	(18)
Deposits by customers	(29,112)	—	(27)	—	(35)	(20,867)	—	9	1	18
Debt securities in issue	(4,267)	70	(32)	(38)	(79)	(4,808)	170	(54)	(77)	29
Subordinated liabilities	(505)	(18)	(1)	(28)	(6)	(511)	(12)	(1)	(36)	15
Interest rate/FX risk:
Other financial assets at FVOCI	1,898	7	—	—	46	1,503	16	—	—	(30)
Debt securities in issue	(2,284)	(5)	—	(8)	(53)	(200)	(10)	—	(14)	14
Inflation risk/Interest rate risk:
Other financial assets at amortised cost	1,884	12	—	—	32	—	—	—	—	—
Other financial assets at FVOCI	83	(1)	—	—	—	—	—	—	—	—
	53,258	(47)	(139)	(177)	523	48,156	(12)	(785)	(518)	(173)

						Group
			2025			2024
	Change in value to calculate hedge ineffectiveness	Cash flow hedge reserve	Balances on cash flow hedge reserve for discontinued hedges	Change in value to calculate hedge ineffectiveness	Cash flow hedge reserve	Balances on cash flow hedge reserve for discontinued hedges
Hedged item balance sheet line item	£m	£m	£m	£m	£m	£m
Cash flow hedges:
Interest rate risk:
Loans and advances to customers	(181)	(78)	—	362	(495)	3
Cash and balances at central banks	(234)	114	(27)	468	(193)	(50)
Deposits by banks	2	—	—	(4)	—	—
Repurchase agreements - non trading	(59)	104	104	(60)	52	—
FX risk:
Other financial assets at FVOCI	(84)	—	—	(487)	1	—
Highly probable forecast transactions	(5)	1	—	4	—	—
Debt securities in issue	383	36	—	78	181	—
Equity risk:
Other liabilities	(105)	31	—	(9)	8	—
Interest rate/FX risk:
Debt securities in issue/loans and advances to customers	10	(15)	—	167	(49)	—
Subordinated liabilities/loans and advances to customers	49	(20)	48	4	(16)	50
Inflation risk:
Other financial assets at amortised cost	(81)	139	139	(70)	66	—
Other financial assets at FVOCI	(1)	2	2	(1)	1	—
	(306)	314	266	452	(444)	3
Cost of Hedging

			Group
			2025
	Components of hedging derivatives excluded from hedge designation	£m	£m
Balance at 1 January			—
Transfers to cost of hedging reserve:
Cash flow hedges:
Foreign currency risk	Time-period related	24
	Transaction-related	—
			24
Equity risk	Time-period related	8
	Transaction-related	—
			8
			32
Fair value hedges
Foreign currency risk	Time-period related	(2)
	Transaction-related	—
			(2)
			(2)
			30
Transfers out of cost of hedging reserve:
Cash flow hedges:
Foreign currency risk	Time-period related	(1)
	Transaction-related	—
			(1)
Equity risk	Time-period related	(2)
	Transaction-related	—
			(2)
			(3)
			(3)
Tax			(3)
Balance at 31 December			24